Reporting Segments (Details) - Schedule of reporting segment - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Other operating income		$ (23)	$ (284)	$ 79
Other operating expenses		106,306	101,430	73,290
Income from investments in associates and other companies		5,880,733	5,801,379	7,162,542
Result of continuing operations before income taxes		901,106	1,074,092	695,263
Income tax expense		(93,624)	(221,664)	(142,533)
Result of discontinued operations before income taxes
Income tax expense
Net income for the year		807,482	852,428	552,730
Retail Banking [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable from customers	[1]	27,081,897	25,784,719	24,279,248
Deposits and other demand deposits	[2]	13,553,898	14,779,739	12,018,691
Net interest income		1,129,553	1,035,288	1,040,490
Net fee and commission income		312,706	270,750	222,497
Net income from financial operations		34,721	36,286	28,577
Provision for loan losses		(263,167)	(239,885)	(317,050)
Support expenses	[3]	(635,991)	(616,287)	(596,464)
Segment’s net contribution		577,822	486,152	378,050
Middle-market [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable from customers	[1]	8,641,652	8,511,500	8,136,402
Deposits and other demand deposits	[2]	6,110,529	6,185,189	5,588,657
Net interest income		389,297	327,519	338,896
Net fee and commission income		62,644	49,545	45,654
Net income from financial operations		22,979	18,001	21,859
Provision for loan losses		(57,253)	(53,281)	(109,999)
Support expenses	[3]	(105,160)	(94,721)	(91,132)
Segment’s net contribution		312,506	247,063	205,278
CIB [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable from customers	[1]	2,978,420	2,154,325	1,635,217
Deposits and other demand deposits	[2]	6,636,113	6,010,150	5,051,538
Net interest income		143,575	96,388	112,837
Net fee and commission income		37,300	31,027	24,561
Net income from financial operations		157,793	112,576	82,303
Provision for loan losses		(8,082)	2,884	(51,097)
Support expenses	[3]	(91,926)	(77,051)	(72,715)
Segment’s net contribution		238,660	165,824	95,889
Other [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable from customers	[1]	27,432	78,518	289,026
Deposits and other demand deposits	[2]	764,476	1,056,915	2,483,798
Net interest income		(92,313)	335,579	85,278
Net fee and commission income		(5,381)	(1,994)	(9,087)
Net income from financial operations		1,685	(47,835)	17,058
Provision for loan losses		(27,993)	(946)	385
Support expenses	[3]	(21,943)	(11,805)	(8,235)
Segment’s net contribution		(145,945)	272,999	85,399
Total [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable from customers	[1]	38,729,401	36,529,062	34,339,893
Deposits and other demand deposits	[2]	27,065,016	28,031,993	25,142,684
Net interest income		1,570,112	1,794,774	1,577,501
Net fee and commission income		407,269	349,328	283,625
Net income from financial operations		217,178	119,028	149,797
Provision for loan losses		(356,494)	(291,228)	(477,761)
Support expenses	[3]	(855,020)	(799,864)	(768,546)
Segment’s net contribution		983,045	1,172,038	764,616
Other operating income		5,539	1,662	861
Other operating expenses		(106,306)	(101,430)	(73,928)
Net income from non-current assets and groups available for sale not admissible as discontinued operations		8,518	2,297	2,326
Income from investments in associates and other companies		$ 10,310	$ (475)	$ 1,388

[1]	Corresponds to loans and accounts receivable and Interbank at amortised cost, without deducting their allowances for loan losses.
[2]	Corresponds to Deposits and other demand liabilities and Time deposits and other time liabilities.
[3]	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortisation.